S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 15, 2025 USD ($) $ / shares shares
Class B Ordinary Shares [Member] | Evolution Sponsor Holdings LLC II [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Private Placement Warrants [Member] | Evolution Sponsor Holdings LLC II [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	4,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,250,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Private Placement Warrants [Member] | Evolution Sponsor Holdings LLC II or its Respective Affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Securities [Member] | Evolution Sponsor Holdings LLC II [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
Nasdaq [Member] | Evolution Sponsor Holdings LLC II [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,500
Aggregate [Member] | Business Combination [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	15,000
Business Combination [Member] | Evolution Sponsor Holdings LLC II [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,500
Business Combination [Member] | Evolution Sponsor Holdings LLC II or its Respective Affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	1,500,000
Sponsor [Member] | Evolution Sponsor Holdings LLC II [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	7,500
Loans [Member] | Evolution Sponsor Holdings LLC II [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Chief Executive Officer [Member] | Independent Director Nominees and Management [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,466,528
Chief Operating Officer [Member] | Independent Director Nominees and Management [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,090,653
Chief Financial Officer [Member] | Independent Director Nominees and Management [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	200,000
Director [Member] | Independent Director Nominees and Management [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	200,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Founder Shares [Member] | Independent Director Nominees and Management [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,357,180